Property and Equipment (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Accumulated depreciation and amortization	$ (541,216)	$ (455,871)	$ (229,972)